Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes And Tax Related [Line Items]
Net deferred tax liability	$ (7,204)	$ (7,524)
Amount of net operating loss carryforwards to be recorded in additional paid in capital when realized	11,500	11,500
Valuation allowance	328,991	234,771
United States
Income Taxes And Tax Related [Line Items]
Research and development credits	$ 41	$ 41